Investment Risks	Jun. 28, 2025
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Founder-involved companies may have capital structures that give founders control over all or a substantial majority of the company's voting stock and, as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company's assets.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFoundersFund-AMCIZPRO | Fidelity Founders Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the founder-involved strategy may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityLargeCapStockK6Fund-PRO | Fidelity Large Cap Stock K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSmallCapDiscoveryFund-PRO | Fidelity Series Small Cap Discovery Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockK6Fund-PRO | Fidelity Small Cap Stock K6 Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Founder-involved companies may have capital structures that give founders control over all or a substantial majority of the company's voting stock and, as a result, give such founders the ability to control matters submitted to stockholders for approval, including the election, removal, and replacement of directors and any merger, consolidation, or sale of all or substantially all of the company's assets.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFoundersFund-RetailPRO | Fidelity Founders Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the founder-involved strategy may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Large Cap Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Mid-Cap Stock Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO | Fidelity Small Cap Stock Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMid-CapStockK6Fund-PRO | Fidelity Mid-Cap Stock K6 Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMid-CapStockFund-AMCIZPRO | Fidelity Mid-Cap Stock Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityMid-CapStockFund-KPRO | Fidelity Mid-Cap Stock Fund | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySmallCapDiscoveryFund-PRO | Fidelity Small Cap Discovery Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.